Incorporated herein by reference is a supplement to the prospectus of MFS Emerging Markets Debt Local Currency Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2019 (SEC Accession No. 0000912938-19-000381).